Document and Entity Information	Jun. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2023
Entity File Number	1-13648
Entity Registrant Name	Balchem Corporation
Entity Central Index Key	0000009326
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-2578432
Entity Address, Address Line One	5 Paragon Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	845
Local Phone Number	326-5600
Title of 12(b) Security	Common Stock, par value $.06-2/3 per share.
Trading Symbol	BCPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false